Consolidated Schedule of Investments
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.04%
Brazil–9.76%
Ambev S.A.	51,148,421	$144,326,455
Banco do Brasil S.A.	20,376,357	97,646,995
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	4,629,718	26,303,467
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes, Preference Shares(a)	990,341	5,297,249
Lojas Renner S.A.	36,763,815	104,295,997
Petroleo Brasileiro S.A., ADR	16,677,825	255,837,836
Telefonica Brasil S.A.	5,449,776	38,708,399
Vale S.A., ADR(b)	13,492,161	216,819,027
		889,235,425
China–25.55%
Alibaba Group Holding Ltd.	9,738,302	207,168,485
Anhui Conch Cement Co. Ltd., H Shares	28,929,000	91,743,057
China Resources Beer (Holdings) Co. Ltd.	43,751,363	146,366,698
ENN Energy Holdings Ltd.	3,774,189	32,491,014
Full Truck Alliance Co. Ltd., ADR	11,205,611	110,935,549
Gree Electric Appliances, Inc. of Zhuhai	10,680,352	59,508,341
H World Group Ltd., ADR(b)	4,571,148	217,175,242
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	45,969,108	174,298,689
JD.com, Inc., A Shares	10,094,199	143,949,658
NetEase, Inc.	3,717,059	96,383,595
NetEase, Inc., ADR(b)	1,076,136	138,638,601
New Horizon Health Ltd.(c)	27,463,500	703,102
New Oriental Education & Technology Group, Inc.	4,490,600	27,379,737
New Oriental Education & Technology Group, Inc., ADR	1,646,510	99,416,274
Tencent Holdings Ltd.	7,652,531	588,187,309
Tencent Music Entertainment Group, ADR	3,082,187	51,719,098
Tingyi Cayman Islands Holding Corp.	27,490,523	41,665,461
Vipshop Holdings Ltd., ADR(b)	5,883,183	100,661,261
		2,328,391,171
Hong Kong–3.16%
AIA Group Ltd.	22,352,765	257,894,429
CK Asset Holdings Ltd.	5,150,000	30,169,413
		288,063,842
Hungary–0.38%
Richter Gedeon Nyrt	1,035,913	34,658,449
India–8.11%
Delhivery Ltd.(a)	3,182,699	14,641,774
HDFC Bank Ltd.	34,619,806	350,050,219
ICICI Bank Ltd.	9,992,684	147,318,353
Pine Labs Ltd.(a)(d)	26,964,087	66,865,366
Power Grid Corp. of India Ltd.	18,419,233	51,417,715
Shriram Finance Ltd.	7,735,182	85,864,771
Tata Consultancy Services Ltd.	667,780	22,709,908
		738,868,106
Shares		Value
Indonesia–4.70%
Jardine Matheson Holdings Ltd.	396,306	$28,881,956
PT Astra International Tbk	195,577,557	74,157,383
PT Bank Central Asia Tbk	241,720,826	106,804,211
PT Bank Rakyat Indonesia (Persero) Tbk	760,875,143	172,721,562
PT Telkom Indonesia (Persero) Tbk	213,458,774	45,628,993
		428,194,105
Mexico–3.91%
Arca Continental S.A.B. de C.V.	4,810,074	54,205,538
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO	15,144,972	158,070,662
Grupo Mexico S.A.B. de C.V., Class B	12,965,727	143,968,833
		356,245,033
Peru–1.90%
Credicorp Ltd.	486,020	173,426,517
Philippines–1.01%
SM Investments Corp.	7,788,929	92,575,053
Portugal–0.89%
Galp Energia SGPS S.A.	4,077,536	81,133,296
Russia–0.00%
Sberbank of Russia PJSC(a)(c)	4,942,538	5
Saudi Arabia–1.10%
Saudi National Bank (The)	8,381,356	100,202,252
Singapore–0.49%
Grab Holdings Ltd., Class A(a)	10,358,095	44,539,809
South Africa–4.10%
Anglo American PLC	4,245,448	196,852,091
Naspers Ltd.	582,836	35,684,276
Valterra Platinum Ltd.	1,570,123	141,072,609
		373,608,976
South Korea–11.57%
Hyundai Mobis Co. Ltd.	322,480	100,761,060
Hyundai Motor Co.	128,729	44,811,268
KB Financial Group, Inc.	940,472	88,027,411
LG Electronics, Inc.	392,239	26,893,365
LG H&H Co. Ltd.	32,663	5,935,219
Samsung E&A Co. Ltd.	794,124	16,903,962
Samsung Electronics Co. Ltd.	6,131,622	677,389,177
Samsung Fire & Marine Insurance Co. Ltd.	269,579	93,726,159
		1,054,447,621
Taiwan–15.87%
Hon Hai Precision Industry Co. Ltd.	9,569,290	66,146,944
Largan Precision Co. Ltd.	1,884,000	143,593,327
MediaTek, Inc.	2,968,000	164,636,550
Taiwan Semiconductor Manufacturing Co. Ltd.	19,016,429	1,051,530,618
Uni-President Enterprises Corp.	8,819,000	20,063,424
		1,445,970,863
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Shares		Value
Thailand–3.85%
Bangkok Bank PCL, Foreign Shares	28,559,118	$143,266,851
Bangkok Dusit Medical Services PCL, Foreign Shares	27,079,100	17,269,290
Kasikornbank PCL, Foreign Shares	31,881,027	190,409,713
		350,945,854
United States–1.69%
Cognizant Technology Solutions Corp., Class A(b)	416,111	34,146,069
EPAM Systems, Inc.(a)	577,039	120,370,335
		154,516,404
Total Common Stocks & Other Equity Interests (Cost $5,459,160,306)		8,935,022,781
Preferred Stocks–0.81%
China–0.12%
Abogen Therapeutics Ltd., Series C, Pfd.(c)	1,021,895	11,260,261
South Korea–0.69%
Samsung Electronics Co. Ltd., Preference Shares	770,451	62,407,320
Total Preferred Stocks (Cost $76,517,798)		73,667,581
Money Market Funds–0.50%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(e)(f)	16,137,003	16,137,003
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.57%(e)(f)	29,968,721	$29,968,721
Total Money Market Funds (Cost $46,105,724)		46,105,724
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.35% (Cost $5,581,783,828)		9,054,796,086
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.20%
Invesco Private Government Fund, 3.65%(e)(f)(g)	5,052,494	5,052,494
Invesco Private Prime Fund, 3.80%(e)(f)(g)	13,119,333	13,123,268
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,175,762)		18,175,762
TOTAL INVESTMENTS IN SECURITIES—99.55% (Cost $5,599,959,590)		9,072,971,848
OTHER ASSETS LESS LIABILITIES–0.45%		40,774,751
NET ASSETS–100.00%		$9,113,746,599
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
Pfd.	– Preferred
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2026 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$74,734,517	$281,761,479	$(340,358,993)	$-	$-	$16,137,003	$204,915
Invesco Treasury Portfolio, Institutional Class	138,792,675	523,271,319	(632,095,273)	-	-	29,968,721	375,792
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	15,699,918	(10,647,424)	-	-	5,052,494	14,417*
Invesco Private Prime Fund	-	38,539,272	(25,416,004)	-	-	13,123,268	38,765*
Investments in Other Affiliates:
Jiangsu Hengrui Pharmaceuticals Co. Ltd.	127,884,732	-	(123,093,153)	(52,919,788)	48,128,209	-	-
Total	$341,411,924	$859,271,988	$(1,131,610,847)	$(52,919,788)	$48,128,209	$64,281,486	$633,889

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the "Adviser") assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$889,235,425	$—	$—	$889,235,425
China	718,546,025	1,609,142,044	11,963,363	2,339,651,432
Hong Kong	—	288,063,842	—	288,063,842
Hungary	—	34,658,449	—	34,658,449
India	66,865,366	672,002,740	—	738,868,106
Indonesia	—	428,194,105	—	428,194,105
Mexico	356,245,033	—	—	356,245,033
Peru	173,426,517	—	—	173,426,517
Philippines	—	92,575,053	—	92,575,053
Portugal	—	81,133,296	—	81,133,296
Russia	—	—	5	5
Saudi Arabia	—	100,202,252	—	100,202,252
Singapore	44,539,809	—	—	44,539,809
South Africa	—	373,608,976	—	373,608,976
South Korea	—	1,116,854,941	—	1,116,854,941
Taiwan	—	1,445,970,863	—	1,445,970,863
Thailand	—	350,945,854	—	350,945,854
United States	154,516,404	—	—	154,516,404
Money Market Funds	46,105,724	18,175,762	—	64,281,486
Total Investments	$2,449,480,303	$6,611,528,177	$11,963,368	$9,072,971,848
Invesco Developing Markets Fund